TAXATION (Details 2) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TAXATION (Details 2)
Tax effect of net operating losses carried forward	$ 491,432	$ 410,004	$ 418,572
Allowance for doubtful accounts and inventory impairment	16,525	16,554	12,931
Valuation allowance	(507,957)	(426,558)	(431,503)	$ (429,299)
Deferred tax assets, net